Deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Due within:
Three months or less	$ 39,122	$ 33,488
Over three months through six months	30,704	29,381
Over six months through twelve months	30,432	35,308
Over twelve months	31,986	36,768
Total	$ 132,244	$ 134,945